CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 806	$ (4,408)	$ 2,396
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4,372	4,185	3,941
Loss on sale of property, plant and equipment			54
Loss (gain) from change in fair value of derivatives	(311)	382	(490)
Interest from short-term bank deposits and restricted deposits			(6)
Change in provision for doubtful accounts	38	(347)	321
Share in results of affiliated companies	132	140	210
Share based compensation	38	272	174
Exchange differences for lease liabilities	354
Liability in respect of employee rights upon retirement	(897)	(587)	241
Deferred income taxes, net	(450)	(102)	382
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable	(1,928)	6,814	(4,493)
Decrease (increase) in other current assets and prepaid expenses	2,500	(1,575)	488
Decrease (increase) in inventory	(5,388)	161	210
Increase (decrease) in trade accounts payable	3,292	(969)	578
Increase (decrease) in accrued expenses	982	(1,920)	(1,505)
Increase (decrease) in other long-term liabilities	(118)	34	(5)
Net cash provided by operating activities	3,422	2,080	2,496
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in affiliated company	(10)	(26)	(383)
Funds in respect of employee rights upon retirement		(22)	(156)
Proceeds from sale of property and equipment		7
Purchase of property and equipment	(3,403)	(4,270)	(3,520)
Maturities of short-term deposits		470	500
Net cash used in investing activities	(3,413)	(3,841)	(3,559)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid			(3,000)
Exercise of options		197	144
Net cash provided by (used in) financing activities		197	(2,856)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9	(1,564)	(3,919)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	15,950	17,514	21,433
CASH AND CASH EQUIVALENTS AT END OF YEAR	15,959	15,950	17,514
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	942	523	632
Supplemental disclosure of cash flow information:
Interest paid	(28)	(10)	(35)
Income taxes received (paid), net	$ 673	$ (1,087)	$ (2,397)